Stockholders' Equity (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 30, 2018	Jan. 31, 2018	Jan. 29, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 14, 2018	Jul. 07, 2017	Dec. 31, 2016
Capital stock authorized						1,050,000,000	550,000,000
Common stock, shares authorized				1,000,000,000	500,000,000	1,000,000,000	500,000,000	100,000,000
Preferred stock, shares issued				0	5,000,000			0
Preferred stock, shares outstanding				0	5,000,000			0
Number of shares issued, value					$ 92,646
Common stock par value				$ 0.00001	$ 0.00001			$ 0.00001
Number of shares issued for conversion of notes				762,338
Number of shares issued for conversion of notes, value				$ 117,646
Common stock, shares issued				82,962,338	82,200,000			50,000,000
Common stock, shares outstanding				82,962,338	82,200,000			50,000,000
Series A Preferred Stock [Member]
Preferred stock, shares issued				5,000,000	5,000,000
Preferred stock, shares outstanding				5,000,000	5,000,000
Series B Preferred Stock [Member]
Preferred stock, shares issued				266,000	0
Preferred stock, shares outstanding				266,000	0
Number of shares issued, value
Series C Preferred Stock [Member]
Preferred stock, shares issued
Preferred stock, shares outstanding
Series D Preferred Stock [Member]
Preferred stock, shares issued
Preferred stock, shares outstanding
Geneva Roth Remark Holdings, Inc. [Member] | Series B Preferred Stock [Member]
Number of common stock issued during period	63,000
Number of preferred stock shares issued for exchange for fees		203,000
Number of preferred stock shares issued for exchange for fees, value		$ 203,000
Number of shares issued, value	$ 63,000
Board of Directors [Member]
Number of common stock issued during period			50,000,000